AB Sustainable International Thematic Fund, Inc.

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.9%
Information Technology – 23.6%
Electronic Equipment, Instruments & Components – 5.1%
Flex Ltd.(a)	390,145	$8,977,236
Halma PLC	584,991	16,149,559
Keyence Corp.	28,600	14,017,111

		39,143,906

IT Services – 2.6%
Accenture PLC - Class A	70,203	20,064,719

Semiconductors & Semiconductor Equipment – 13.6%
ASML Holding NV	31,302	21,330,690
Infineon Technologies AG	523,963	21,516,649
MediaTek, Inc.(a)	436,000	11,303,791
NXP Semiconductors NV	83,203	15,515,279
STMicroelectronics NV(a)	304,208	16,209,326
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,062,000	18,611,148

		104,486,883

Software – 2.3%
Dassault Systemes SE(a)	203,010	8,374,375
Descartes Systems Group, Inc. (The)(a)	118,850	9,580,499

		17,954,874

		181,650,382

Financials – 19.4%
Banks – 3.4%
Bank Mandiri Persero Tbk PT	17,187,000	11,835,766
Erste Group Bank AG(a)	88,574	2,934,401
HDFC Bank Ltd.	582,842	11,461,335

		26,231,502

Capital Markets – 8.5%
Deutsche Boerse AG(a)	114,655	22,324,497
London Stock Exchange Group PLC	232,585	22,590,921
Partners Group Holding AG(a)	21,784	20,514,485

		65,429,903

Financial Services – 2.4%
Edenred(a)	315,954	18,699,662

Insurance – 5.1%
Aflac, Inc.	262,519	16,937,726
AIA Group Ltd.	1,374,400	14,413,825
Prudential PLC	572,910	7,844,075

		39,195,626

		149,556,693

Health Care – 17.2%
Biotechnology – 1.2%
Abcam PLC (Sponsored ADR)(a)	688,968	9,273,509

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 5.5%
Alcon, Inc.(a)	211,883	$15,041,051
ConvaTec Group PLC(b)	3,123,914	8,827,606
STERIS PLC	95,640	18,294,019

		42,162,676

Health Care Providers & Services – 2.0%
Apollo Hospitals Enterprise Ltd.	291,765	15,327,396

Life Sciences Tools & Services – 5.8%
Danaher Corp.	61,667	15,542,551
ICON PLC(a)	67,191	14,351,326
Tecan Group AG (REG)(a)	33,299	14,586,285

		44,480,162

Pharmaceuticals – 2.7%
Roche Holding AG (Genusschein)	73,879	21,110,378

		132,354,121

Consumer Staples – 12.1%
Food Products – 6.2%
Danone SA(a)	236,305	14,703,753
Kerry Group PLC - Class A	141,277	14,088,890
Nestle SA (REG)(a)	155,019	18,901,554

		47,694,197

Personal Care Products – 5.9%
Dabur India Ltd.	2,160,984	14,404,230
Haleon PLC	3,952,480	15,700,979
Unilever PLC	301,300	15,613,075

		45,718,284

		93,412,481

Industrials – 8.7%
Commercial Services & Supplies – 1.6%
TOMRA Systems ASA(a)	734,968	12,408,037

Construction & Engineering – 1.7%
WSP Global, Inc.	97,448	12,764,498

Machinery – 3.5%
Husqvarna AB - Class B(a)	962,820	8,357,082
SMC Corp.	34,900	18,501,064

		26,858,146

Professional Services – 1.9%
Experian PLC	457,461	15,063,156

		67,093,837

Materials – 6.5%
Chemicals – 3.1%
Chr Hansen Holding A/S	179,962	13,689,792
Koninklijke DSM NV	90,595	10,721,410

		24,411,202

Company		Shares		U.S. $ Value

Containers & Packaging – 3.4%
Huhtamaki Oyj(a)		334,245		$12,417,105
Smurfit Kappa Group PLC		373,609		13,550,832

				25,967,937

				50,379,139

Consumer Discretionary – 3.6%
Automobile Components – 2.4%
Autoliv, Inc.		200,348		18,704,489

Automobiles – 1.2%
BYD Co., Ltd. - Class H(a)		298,000		8,766,014

				27,470,503

Energy – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Neste Oyj		301,277		14,884,260

Utilities – 1.8%
Electric Utilities – 1.8%
Orsted AS(b)		164,251		14,005,352

Communication Services – 1.1%
Diversified Telecommunication Services – 1.1%
Cellnex Telecom SA(b)		215,091		8,364,385

Total Common Stocks (cost $690,456,307)				739,171,153

SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 3.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(c) (d) (e) (cost $29,519,915)		29,519,915		29,519,915

	Principal Amount (000)
Time Deposits – 0.1%
BBH, Grand Cayman 0.00%, 04/03/2023	CHF	123		134,310
1.40%, 04/03/2023	DKK	248		36,135
1.58%, 04/03/2023	NOK	773		73,798
1.74%, 04/03/2023	SEK	766		73,824
3.32%, 04/03/2023	CAD	232		171,442
5.79%, 04/03/2023	ZAR	0	*	4
Citibank, London 1.91%, 04/03/2023	EUR	70		75,668
Hong Kong & Shanghai Bank, Hong Kong 0.92%, 04/03/2023	HKD	613		78,087
SEB, Stockholm 3.15%, 04/03/2023	GBP	61		75,481

	Principal Amount (000)		U.S. $ Value
Sumitomo, Tokyo (0.53)%, 04/03/2023	JPY	9,926	$74,759

Total Time Deposits (cost $793,508)			793,508

Total Short-Term Investments (cost $30,313,423)			30,313,423

Total Investments – 99.9% (cost $720,769,730)(f)			769,484,576
Other assets less liabilities – 0.1%			1,086,118

Net Assets – 100.0%			$770,570,694

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CNH	14,169	USD	2,061	04/20/2023	$(3,615)
Bank of America, NA	SEK	18,140	USD	1,751	04/21/2023	1,461
Bank of America, NA	JPY	154,478	USD	1,179	04/28/2023	11,399
Bank of America, NA	USD	1,931	JPY	257,705	04/28/2023	17,884
Bank of America, NA	USD	2,576	JPY	339,167	04/28/2023	(11,848)
Bank of America, NA	EUR	60,782	USD	64,695	05/11/2023	(1,362,189)
Bank of America, NA	USD	2,054	EUR	1,877	05/11/2023	(14,434)
Bank of America, NA	USD	5,577	SGD	7,499	05/15/2023	65,268
Bank of America, NA	CHF	1,443	USD	1,575	05/24/2023	(11,377)
Bank of America, NA	USD	4,160	TWD	125,897	06/15/2023	(4,791)
Bank of America, NA	USD	5,650	INR	467,359	06/22/2023	16,331
Barclays Bank PLC	KRW	2,899,063	USD	2,227	04/26/2023	4,758
Barclays Bank PLC	USD	3,330	JPY	440,064	04/28/2023	(3,224)
Barclays Bank PLC	USD	1,991	INR	165,648	06/22/2023	17,491
BNP Paribas SA	CNH	12,211	USD	1,784	04/20/2023	5,265
BNP Paribas SA	USD	2,716	CNH	18,663	04/20/2023	3,071
BNP Paribas SA	NOK	51,611	USD	5,195	04/21/2023	261,240
BNP Paribas SA	SEK	108,172	USD	10,417	04/21/2023	(15,157)
Brown Brothers Harriman & Co.	JPY	522,983	USD	4,011	04/28/2023	57,088
Brown Brothers Harriman & Co.	USD	1,863	EUR	1,722	05/11/2023	8,223
Brown Brothers Harriman & Co.	CHF	5,736	USD	6,309	05/24/2023	5,124
Brown Brothers Harriman & Co.	GBP	3,854	USD	4,754	05/24/2023	(5,242)
Citibank, NA	BRL	51,312	USD	9,912	04/04/2023	(212,273)
Citibank, NA	USD	10,100	BRL	51,312	04/04/2023	23,813
Citibank, NA	USD	2,805	ILS	9,508	04/20/2023	(160,286)
Citibank, NA	USD	24,944	KRW	30,685,910	04/26/2023	(1,425,853)
Citibank, NA	USD	78,873	JPY	10,243,797	04/28/2023	(1,421,223)
Citibank, NA	USD	9,868	BRL	51,312	05/03/2023	206,357
Citibank, NA	USD	10,436	EUR	9,799	05/11/2023	213,006
Citibank, NA	USD	4,525	MXN	85,770	05/25/2023	187,031
Citibank, NA	INR	1,628,978	USD	19,706	06/22/2023	(43,048)
Deutsche Bank AG	USD	1,778	SEK	18,284	04/21/2023	(14,767)
Goldman Sachs Bank USA	USD	64,059	CNH	436,314	04/20/2023	(497,197)
Goldman Sachs Bank USA	USD	7,100	SEK	73,353	04/21/2023	(26,079)
Goldman Sachs Bank USA	JPY	252,849	USD	1,873	04/28/2023	(39,062)
Goldman Sachs Bank USA	USD	1,867	JPY	247,885	04/28/2023	7,612
Goldman Sachs Bank USA	EUR	2,472	USD	2,673	05/11/2023	(13,898)
Goldman Sachs Bank USA	USD	1,908	EUR	1,749	05/11/2023	(7,412)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	BRL	6,154	USD	1,195	04/04/2023	$(19,591)
JPMorgan Chase Bank, NA	USD	1,211	BRL	6,154	04/04/2023	2,856
JPMorgan Chase Bank, NA	NOK	34,733	USD	3,357	04/21/2023	37,104
JPMorgan Chase Bank, NA	EUR	2,077	USD	2,217	05/11/2023	(40,375)
Morgan Stanley Capital Services LLC	BRL	57,466	USD	11,311	04/04/2023	(26,669)
Morgan Stanley Capital Services LLC	USD	11,127	BRL	57,466	04/04/2023	211,296
Morgan Stanley Capital Services LLC	USD	36,012	AUD	51,482	04/13/2023	(1,588,054)
Morgan Stanley Capital Services LLC	CNH	16,763	USD	2,428	04/20/2023	(14,031)
Morgan Stanley Capital Services LLC	USD	6,287	ZAR	112,776	04/20/2023	37,680
Morgan Stanley Capital Services LLC	USD	10,209	SEK	108,028	04/21/2023	209,175
Morgan Stanley Capital Services LLC	USD	1,879	KRW	2,361,868	04/26/2023	(69,233)
Morgan Stanley Capital Services LLC	JPY	164,047	USD	1,244	04/28/2023	3,288
Morgan Stanley Capital Services LLC	EUR	11,354	USD	12,083	05/11/2023	(255,945)
Morgan Stanley Capital Services LLC	USD	15,073	EUR	14,026	05/11/2023	170,179
Morgan Stanley Capital Services LLC	USD	4,669	EUR	4,285	05/11/2023	(11,987)
Morgan Stanley Capital Services LLC	CHF	32,356	USD	34,815	05/24/2023	(745,194)
Morgan Stanley Capital Services LLC	GBP	25,486	USD	31,223	05/24/2023	(249,713)
Morgan Stanley Capital Services LLC	USD	1,191	CHF	1,077	05/24/2023	(7,745)
Morgan Stanley Capital Services LLC	USD	32,830	CAD	44,788	06/09/2023	346,335
Royal Bank of Scotland PLC	USD	2,518	CHF	2,335	05/24/2023	48,071
Standard Chartered Bank	CNH	10,423	USD	1,515	04/20/2023	(3,672)
Standard Chartered Bank	TWD	47,606	USD	1,575	06/15/2023	3,998
State Street Bank & Trust Co.	AUD	1,891	USD	1,264	04/13/2023	(483)
UBS AG	USD	2,751	AUD	3,894	04/13/2023	(147,086)
UBS AG	JPY	631,591	USD	4,824	04/28/2023	48,931
UBS AG	USD	1,170	CHF	1,076	05/24/2023	12,210

						$(6,229,208)

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $31,197,343 or 4.0% of net assets.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $97,726,871 and gross unrealized depreciation of investments was $(55,241,233), resulting in net unrealized appreciation of $42,485,638.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2023 (unaudited)

20.7%	United States
9.4%	United Kingdom
9.3%	Switzerland
7.6%	France
5.7%	Germany
5.4%	India
4.2%	Japan
4.2%	Netherlands
3.9%	Taiwan
3.6%	Denmark
3.6%	Ireland
3.5%	Finland
3.5%	Sweden
11.5%	Other
3.9%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.9% or less in the following: Austria, Canada, China, Hong Kong, Indonesia, Norway and Spain.

AB Sustainable International Thematic Fund

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$54,137,733	$127,512,649		$-0-	$181,650,382
Financials	16,937,726	132,618,967		-0-	149,556,693
Health Care	57,461,405	74,892,716		-0-	132,354,121
Consumer Staples	-0-	93,412,481		-0-	93,412,481
Industrials	12,764,498	54,329,339		-0-	67,093,837
Materials	-0-	50,379,139		-0-	50,379,139
Consumer Discretionary	18,704,489	8,766,014		-0-	27,470,503
Energy	-0-	14,884,260		-0-	14,884,260
Utilities	-0-	14,005,352		-0-	14,005,352
Communication Services	-0-	8,364,385		-0-	8,364,385
Short-Term Investments:
Investment Companies	29,519,915	-0-		-0-	29,519,915
Time Deposits	-0-	793,508		-0-	793,508

Total Investments in Securities	189,525,766	579,958,810	†	-0-	769,484,576
Other Financial Investments*:
Assets
Forward Currency Exchange Contracts	-0-	2,243,545		-0-	2,243,545
Liabilities
Forward Currency Exchange Contracts	-0-	(8,472,753)		-0-	(8,472,753)

Total	$189,525,766	$573,729,602		$-0-	$763,255,368

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2023 is as follows:

Fund	Market Value 6/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$44,903	$163,472	$178,855	$29,520	$981
Government Money Market Portfolio*	-0-	37,750	37,750	-0-	1
Total				$29,520	$982

*	Investment of cash collateral for securities lending transactions.